Long-term Employee Benefits - Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accumulated Defined Benefit Plans Adjustment, Net Unamortized Gain (Loss) [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss), before tax	$ (0.4)	$ 0.6
Accumulated Defined Benefit Plans Adjustment, Net Unamortized Gain (Loss) [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss), before tax	(52.6)	10.0
Accumulated Defined Benefit Plans Adjustment, Net Prior Service Cost (Credit) [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss), before tax	4.1	0
Accumulated Defined Benefit Plans Adjustment, Net Prior Service Cost (Credit) [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss), before tax	4.3	0.4
Accumulated Defined Benefit Plans Adjustment [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss), before tax	3.7	0.6
Accumulated Defined Benefit Plans Adjustment [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss), before tax	$ (48.3)	$ 10.4